Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Receivable, Current and Accounts Receivable, Net [Abstract]
Summary of accounts receivable, net
	December 31, 2016	December 31, 2015
Accounts receivable	$13,595,396	$8,874,559
Less: Allowance for doubtful accounts	-	(22,535)
Accounts receivable, net	$13,595,396	$8,852,024

Schedule of changes in allowance for doubtful accounts

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Balance, beginning of the year	$22,535	$23,799
Provision for doubtful accounts	33,993	-
Uncollectible receivables written-off	(56,010)	-
Translation adjustments	(518)	(1,264)
Balance, end of the year	$-	$22,535